Empower Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

May 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Empower Funds, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Empower Funds, Inc. (“Empower Funds”) hereby certifies that the form of prospectuses and their respective statement of additional information, each dated April 30, 2024, that would have been filed by Empower Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Empower Funds’ Post-Effective Amendment No. 179 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 25, 2024, pursuant to Rule 485(b) under the 1933 Act, and is the most recent amendment to Empower Funds’ Registration Statement on Form N-1A.

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Chief Legal Officer & Secretary